RELATED PARTY TRANSACTIONS (Details) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
RELATED PARTY TRANSACTIONS
Payments to related party to acquire license copyrights		114,511	17,092
Sublicensing revenues received from related party		768	5,594
Trade Lead | Copyright license agreements
RELATED PARTY TRANSACTIONS
Payments to related party to acquire license copyrights		114,511	17,092
Trade Lead and Tianshi | Sublicensing agreements
RELATED PARTY TRANSACTIONS
Sublicensing revenues received from related party		768	5,594